Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies
Commitments and Contingencies

28. Commitments and Contingencies

(a) Capital commitments

Capital expenditures contracted for at the balance sheet dates but not recognized in the Group’s consolidated financial statements are as follows:

	As of December 31
	2019	2020
Property and equipment	551,582	428,448
Leasehold improvements	68,652	54,911
Total	620,234	483,359

(b) Contingencies

Between March and July 2019, several putative securities class action lawsuits were filed against the Company, certain of the Company’s directors and officers, the underwriters in the IPO and the process agent, alleging, in sum and substance, that the Company’s statements in the Registration Statement and/or other public statements were false or misleading and in violation of the U.S. federal securities laws. Some of these actions have been withdrawn, transferred or consolidated. Currently, three securities class actions remain pending in the U.S. District Court for the Eastern District of New York (E.D.N.Y.), Supreme Court of the State of New York, New York County (N.Y. County), and Supreme Court of the State of New York, County of Kings (Kings County) respectively. In the E.D.N.Y. action, the Company and other defendants filed their Motion to Dismiss on October 19, 2020 and briefing on the Motion to Dismiss was completed on December 4, 2020. The Court’s decision on the Motion to Dismiss is pending. In the New York county action, by an order dated March 23, 2021, the Court granted the plaintiffs’ motion to lift the stay in favor of the federal action. In the Kings County action, the judge has yet to be assigned and there has not been any major development. These actions remain in their preliminary stages. The Company is currently unable to determine any estimate of the amount or range of any potential loss, if any, associated with the resolution of such lawsuits, if they proceed.

The Group is subject to legal proceedings and regulatory actions in the ordinary course of business, such as disputes with landlords, suppliers, employees, etc. The results of such proceedings cannot be predicted with certainty, but the Group does not anticipate that the final outcome arising out of any of such matters will have a material adverse effect on the consolidated balance sheets, comprehensive loss or cash flows on an individual basis or in the aggregate. As of December 31, 2019 and 2020, the Group is not a party to any material legal or administrative proceedings.